Label	Element	Value
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	$ 2,176,231,000
Revision of Prior Period, Adjustment [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	(1,686,000)	[1]
Noncontrolling Interest [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	447,267,000
Additional Paid-in Capital [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	1,932,998,000
Additional Paid-in Capital [Member] | Revision of Prior Period, Adjustment [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	(39,861,000)	[1]
Common Stock [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	108,223,000
AOCI Attributable to Parent [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	(10,834,000)	[2]
Parent [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	1,728,964,000
Parent [Member] | Revision of Prior Period, Adjustment [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	(1,686,000)	[1]
Contributed Surplus [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	200,000,000	[3]
Retained Earnings [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	(501,423,000)
Retained Earnings [Member] | Revision of Prior Period, Adjustment [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	$ 38,175,000	[1]

[1]	Opening adjustment to the December 31, 2021 equity relates to the adoption of ASU 2020-06 Debt – Debt with Conversion and Other Options (Topic 470) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Topic 815), relating to amendment to simplify an issuer’s accounting for convertible instruments.
[2]	As at June 30, 2023 and 2022, our other comprehensive income consisted of a gain of $1.5 million and $0.1 million of pension and post-retirement benefit plan adjustments and $0.2 million and $nil income for our share of equity method investment’s comprehensive income, respectively.
[3]	Contributed Surplus is “capital” that can be returned to stockholders without the need to reduce share capital, thereby giving us greater flexibility when it comes to declaring dividends.